Warrant Liabilities	12 Months Ended
Jul. 31, 2021
Warrant Liabilities [Abstract]
Warrant Liabilities

17. Warrant Liabilities

	2017 Unsecured Convertible Debentures	US$25,000 Registered Direct Offering	US$20,000 Registered Direct Offering	Total
	$	$	$	$
Opening balance as at August 1, 2019	493	-	-	493
Issued	-	5,629	3,967	9,596
Exercised	(106)	-	-	(106)
(Gain) on revaluation of financial instruments	(387)	(3,712)	(2,434)	(6,533)
Balance as at July 31, 2020	-	1,917	1,533	3,450
Loss on revaluation of financial instruments	-	1,269	1,014	2,283
Balance as at July 31, 2021	-	3,186	2,547	5,733

The warrants are classified as a liability because the exercise price is denominated in US dollars, which is different to the functional currency of the Company. Losses (gains) on revaluation of the warrant liabilities are presented in Non-operating income (expenses) on the consolidated statements of loss and comprehensive loss.

USD$20,000 Registered Direct Offering - Warrants

On January 21, 2020, the Company closed a registered direct offering with institutional investors for gross proceeds of US$20,000. Under this offering, the Company originally issued 5,988,024 common share purchase warrants with an exercise price of US$2.45 per share with a five year-term. As a result of the share consolidation completed on December 18, 2020 (Note 22), the number of warrants outstanding was reduced to 1,497,007 and the exercise price was increased to US$9.80 per share. The warrant liability was measured at fair value using the Black-Scholes-Merton option pricing model (Level 2), using the following assumptions:
	As at July 31, 2021	As at July 31, 2020	Initial recognition January 20, 2020
Number of warrants	1,497,007	1,497,007	1,497,007
Share price	US$3.97	US$2.72	US$5.80
Expected life	2.5 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	95%	97%	80%
Risk free rate	0.38%	0.22%	1.57%
Exchange rate (USD/CAD)	1.2462	1.3404	1.3116

US$25,000 Registered Direct Offering - Warrants

On December 31, 2019, the Company closed a registered direct offering with institutional investors for gross proceeds of US$25,000. Under this offering, the Company originally issued 7,485,032 common share purchase warrants with an exercise price of US$2.45 per share with a five year-term. As a result of the share consolidation completed on December 18, 2020 (Note 22), the number of warrants outstanding was reduced to 1,871,259 and the exercise price was increased to US$9.80 per share. The warrant liability was measured at fair value using the Black-Scholes-Merton option pricing model (Level 2), using the following assumptions:

	As at July 31, 2021	As at July 31, 2020	Initial recognition December 31, 2019
Number of warrants	1,871,259	1,871,259	1,871,259
Share price	US$3.97	US$2.72	US$6.36
Expected life	2.5 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	95%	97%	79%
Risk free rate	0.38%	0.22%	1.71%
Exchange rate (USD/CAD)	1.2462	1.3404	1.2988

2017 Unsecured Convertible Debenture - Warrants

During the year ended July 31, 2020, 17,856 warrants were exercised prior to the expiry date of November 14, 2019, for cash proceeds of $72 (US$54), based on an exercise price of US$3.04.